Additional Information to the Statements of Comprehensive Loss (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Information to the Statements of Comprehensive Loss [Abstract]
Salaries and related benefits	$ 3,338	$ 3,365	$ 2,954
Subcontractors	2,620	2,241	1,584
Laboratory materials	687	491	453
Patents	334	198	134
Share-based payment	399	31	180
Travel	112	65	35
Depreciation	39	31	35
Other	604	658	362
Less-Government grants	(257)	(924)	(394)
Research and development expenses, net	$ 7,876	$ 6,156	$ 5,343